INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

October 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Separate Portfolios Trust (the “Registrant”)
(File Nos. 333-141111; 811-22025)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is to certify on behalf of the Registrant that the Prospectus and related Statement of Additional Information that would be filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission, via the EDGAR system, on September 25, 2026.

Should you have any questions or comments regarding this filing, please contact Staten Vermeer at (623) 742-5783 or the undersigned at (480) 477-2481.

Regards,

/s/ Chris Geissler Chris Geissler

Assistant Vice President and Counsel

Voya Investment Management

cc:Joanne Osberg, Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP